NOTE 6. - DERIVATIVE LIABILITY (Details) - The following table provides a summary of the changes in fair value of the derivative financial inst (USD $)	0 Months Ended
Apr. 30, 2013
The following table provides a summary of the changes in fair value of the derivative financial inst [Abstract]
Fair value at April	$ 46,277
Change in fair value of derivative liability	$ (212)